Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax [line items]
Profit / (loss) before tax	€ (15,072)	€ 3,561	€ 8,774
Income tax expense	1,090	2,273	€ 4,389
Current income tax receivable	3,000	2,195
Deferred tax assets	€ 1,975	1,965
Maximum percentage of permitted tax loss carry forwards can be utilized to off set	80.00%
Current income tax payable	€ 339	1,874
Tax on unremitted earnings of subsidiaries [member]
Income tax [line items]
Tax effect of unremitted earnings	1,090	1,129
Tax on dividends distribution Of Subsidiaries [member]
Income tax [line items]
Tax effect of aforementioned retained earnings recognized	€ 516	€ 516
IRAP (regional tax) [member]
Income tax [line items]
Applicable tax rate	4.82%	4.82%	4.82%
Increase in applicable tax rate	0.92%	0.92%	0.92%
Current tax rate	3.90%	3.90%	3.90%
IRES (state tax) [member]
Income tax [line items]
Applicable tax rate	24.00%	24.00%	24.00%
Income tax expense	€ (1,090)	€ (2,273)	€ (4,389)
Tax effect of unremitted earnings	€ 0	(755)	€ (515)
Uncertain tax treatment [Member]
Income tax [line items]
Current income tax payable		€ 300